Details of Significant Accounts - Income tax, reconciliation between income tax expense and accounting loss (Details) - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of temporary difference, unused tax losses and unused tax credits
Tax calculated based on loss before tax and statutory tax rate (Note i)	$ (221,000)	$ (368,000)	$ (1,132,000)
Effects from items disallowed by tax regulation	18,000	46,000	32,000
Effects from non-deductible offshore income tax	6,000	147,000	110,000
Temporary difference not recognized as deferred income tax assets	702,000	141,000	497,000
Prior year income tax underestimation	0	3,000	9,000
Taxable loss not recognized as deferred income tax assets	1,732,000	638,000	893,000
Change in assessment of realization of deferred income tax assets	(2,139,000)	(301,000)	0
Effects from other states apart from where United States subsidiary registered	8,000	8,000	7,000
Others	9,000	(22,000)	1,000
Income tax expense	115,000	$ 292,000	$ 417,000
Cayman Islands
Disclosure of temporary difference, unused tax losses and unused tax credits
Tax calculated based on loss before tax and statutory tax rate (Note i)	$ 0.000